Stock-based Compensation - Summary of Weighted Average Assumptions Used in Calculation of Fair Value Using Black-Scholes Option Pricing Model (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (per share)	$ 10.46
Expected term (in years)		6 years 1 month 6 days
Risk-free interest rate	1.70%
Expected volatility, minimum	36.30%	36.30%
Expected volatility, maximum	36.60%	36.90%
Dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (per share)		$ 4.21
Expected term (in years)	5 years 10 months 24 days
Risk-free interest rate		1.50%
Dividend yield	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (per share)		$ 5.45
Expected term (in years)	6 years 3 months 18 days
Risk-free interest rate		2.50%
Dividend yield	0.00%